Share capital - Authorised, Issued, and Held in Reserve (Details) - shares	Jun. 30, 2024	Nov. 17, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital
Shares authorised	1,286,021,925		1,286,021,925	1,314,407,571
Shares issued	648,475,104		640,667,612	635,676,817	634,244,336
Unissued shares	637,546,821		645,354,313	678,730,754
Sasol ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	1,127,690,590		1,127,690,590	1,127,690,590
Shares issued	642,143,757		634,336,265	629,345,470
Unissued shares	485,546,833		493,354,325	498,345,120
Maximum number of shares authorised to be issued for purposes of conversion of bonds		53,000,000
Sasol preferred ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised				28,385,646
Unissued shares				28,385,646
Sasol BEE ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	158,331,335		158,331,335	158,331,335
Shares issued	6,331,347		6,331,347	6,331,347
Unissued shares	151,999,988		151,999,988	151,999,988